Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Assets
Cash and due from banks	$ 114,307	$ 118,888
Interest-bearing deposits with banks	63,438	39,013
Securities
Trading	125,733	136,071
Investment, net of applicable allowance (Note 4)	129,419	139,743
Securities	255,152	275,814
Assets purchased under reverse repurchase agreements and securities borrowed	308,031	313,015
Loans (Note 5)
Retail	476,230	457,976
Wholesale	202,427	208,655
Loans	678,657	666,631
Allowance for loan losses (Note 5)	(5,146)	(5,639)
Loans, net	673,511	660,992
Segregated fund net assets	2,338	1,922
Other
Customers' liability under acceptances	18,817	18,507
Derivatives	97,236	113,488
Premises and equipment	7,601	7,934
Goodwill	10,816	11,302
Other intangibles	4,497	4,752
Other assets	59,572	58,921
Total other assets	198,539	214,904
Total assets	1,615,316	1,624,548
Deposits (Note 6)
Personal	348,114	343,052
Business and government	644,283	624,311
Bank	40,926	44,522
Total deposits	1,033,323	1,011,885
Segregated fund net liabilities	2,338	1,922
Other
Acceptances	18,942	18,618
Obligations related to securities sold short	31,817	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	257,049	274,231
Derivatives	92,402	109,927
Insurance claims and policy benefit liabilities	12,109	12,215
Other liabilities	65,500	69,831
Total other liabilities	477,819	514,107
Subordinated debentures (Note 9)	9,014	9,867
Total liabilities	1,522,494	1,537,781
Equity attributable to shareholders
Retained earnings	66,163	59,806
Other components of equity	1,683	3,414
Total equity attributable to shareholders	92,735	86,664
Non-controlling interests	87	103
Total equity	92,822	86,767
Total liabilities and equity	1,615,316	1,624,548
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 9)	7,191	5,945
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 9)	$ 17,698	$ 17,499